Financial instruments and financial risk factors - Liabilities Measured at Fair Value (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 231,427,138	$ 10,718,667
Restricted share units
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		171,849
Conversion feature of convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	100,877,838
Warrants
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	82,109,334
Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	111,138,272	171,849
Recurring fair value measurement | Restricted share units
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	171,849
Recurring fair value measurement | Conversion feature of convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,028,938
Recurring fair value measurement | Warrants
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	82,109,334
Recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	53,549,989	0
Recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1) | Restricted share units
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1) | Conversion feature of convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1) | Warrants
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	53,549,989
Recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	57,588,282	171,849
Recurring fair value measurement | Significant other observable inputs (Level 2) | Restricted share units
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	171,849
Recurring fair value measurement | Significant other observable inputs (Level 2) | Conversion feature of convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,028,938
Recurring fair value measurement | Significant other observable inputs (Level 2) | Warrants
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	28,559,344
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Restricted share units
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	$ 0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Conversion feature of convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Warrants
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 0